Document and Entity Information Document	Nov. 02, 2026
Entity Information [Line Items]
Entity Central Index Key	0000314808
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Valaris Limited
Entity Incorporation, State or Country Code	D0
Entity File Number	001-08097
Entity Tax Identification Number	98-1589854
Entity Address, Address Line One	Richmond House, 12 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
City Area Code	(0) 20
Local Phone Number	7659 4660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Country Region	44
Former Address
Entity Information [Line Items]
Entity Address, Address Line One	Clarendon House, 2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 11
Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, $0.01 par value share
Trading Symbol	VAL
Security Exchange Name	NYSE
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Shares
Trading Symbol	VAL WS
Security Exchange Name	NYSE